Trade and other receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Trade and other receivables [Line items]
Trade receivables	€ 757	€ 226
R&D incentive receivable (Australia)	935	1,616
VAT receivable	458	524
Current tax receivable	132	71
Foreign currency swaps	66
Other	431	75
Total trade and other receivables	€ 2,779	€ 2,512